Deferred revenue	12 Months Ended
Mar. 31, 2019
Deferred revenue
Deferred revenue

35  Deferred revenue

	March 31,
	2018	2019
Global Distribution System providers	1,365,932	652,895
Loyalty program	104,778	22,816
Total deferred revenue	1,470,710	675,711

Non-current	599,612	96,392
Current	871,098	579,319
Total	1,470,710	675,711

"Global Distribution System providers" represents the amount received upfront by the group as a part of commercial arrangement with the Global Distribution System (“GDS”) providers for facilitating the booking of airline tickets on our websites or other distribution channels. The same is recognized as revenue for actual airline tickets sold over the total number of  airline tickets to be sold as per the term of the agreement, in both cases sold on such GDS platforms, and the balance amount is recognized as deferred revenue.

	March 31,
	2018	2019
As at April 1	998,265	1,470,710
Deferred during the year	1,098,695	—
Recorded in statement of profit or loss	(626,250)	(794,999)
As at March 31	1,470,710	675,711